Financial Assets and Liabilities at Fair Value through Profit or Loss - Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, Held for trading	$ 569.8		$ 153.4
Financial assets, Designated as at FVTPL, Time deposit			6,297.7
Financial assets through profit or loss	569.8	$ 19.2	6,451.1
Financial liabilities through profit or loss	26.7	$ 0.9	191.1
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Held for trading	569.8		142.4
Financial liabilities, Held for trading	$ 26.7		91.6
Financial liabilities, Designated as at FVTPL			99.5
Cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Held for trading			$ 11.0